Right-of-use assets - Carrying amounts of right-of-use assets and movements during the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Beginning balance	€ 18,904	€ 22,120	€ 24,932
Additions	228	1,452	2,840
Transfers to property, plant & equipment	(899)	(672)	(1,992)
Depreciation expenses	(2,882)	(3,996)	(3,660)
Ending balance	15,351	18,904	22,120
Buildings
Leases
Beginning balance	10,884	12,005	13,126
Depreciation expenses	(1,124)	(1,121)	(1,121)
Ending balance	9,760	10,884	12,005
Offices
Leases
Beginning balance	3,339	4,176	4,407
Additions	112	133	426
Depreciation expenses	(529)	(970)	(657)
Ending balance	2,922	3,339	4,176
Plant and equipment
Leases
Beginning balance	3,291	4,587	6,989
Additions	95	1,121	1,265
Transfers to property, plant & equipment	(772)	(672)	(1,992)
Depreciation expenses	(1,081)	(1,745)	(1,675)
Ending balance	1,533	3,291	4,587
Other equipment
Leases
Beginning balance	1,356	1,315	390
Additions		179	1,112
Transfers to property, plant & equipment	(127)
Depreciation expenses	(127)	(138)	(187)
Ending balance	1,102	1,356	1,315
Motor vehicles
Leases
Beginning balance	34	37	20
Additions	21	19	37
Depreciation expenses	(22)	(22)	(20)
Ending balance	€ 33	€ 34	€ 37